Registration No. 2-89548
                                                         811-3970

               SECURITIES AND EXCHANGE COMMISSION
                     Washington D.C.  20549

                            Form N-1A

REGISTRATION  STATEMENT  UNDER  THE  SECURITIES   ACT   OF   1933
X

Pre-Effective Amendment No.

Post-Effective      Amendment     No.                22
X

REGISTRATION STATEMENT UNDER THE INVESTMENT
     COMPANY ACT OF 1940                               X

Amendment         No.                            23
X

          SMITH BARNEY CALIFORNIA MUNICIPALS FUND INC.
       (Exact name of Registrant as Specified in Charter)

         388 Greenwich Street, New York, New York  10013
      (Address of Principal Executive Offices)  (Zip Code)

       Registrant's Telephone Number, including Area Code
                         (212) 723-9218

                       Christina T. Sydor
                            Secretary

          Smith Barney California Municipals Fund Inc.
                      388 Greenwich Street
                       New York, NY  10013
             (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as possible after this Post-Effective Amendment becomes effective.

It is proposed that this filing will become effective:

__X__     immediately upon filing pursuant to Rule 485(b)
_____   on April 28, 1995 pursuant to Rule 485(b)
_____     60 days after filing pursuant to Rule 485(a)
_____     on ________________ pursuant to Rule 485(a)


_________________________________________________________________
___________________
The Registrant has previously filed a declaration of indefinite registration of its shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant's Rule 24f-2 Notice for the fiscal year ended February 28, 1995 was filed on April 26, 1995.



SMITH BARNEY CALIFORNIA MUNICIPALS FUND INC.

FORM  N-1A

CROSS REFERENCE SHEET

PURSUANT TO RULE 495(a)

Part A

Item No.                         Prospectus Caption

1. Cover Page                    Cover Page

2. Synopsis                      Prospectus Summary

3. Financial Highlights          Financial Highlights

4.   General   Description   of  Cover  Page; Prospectus Summary;
Registrant                       Investment     Objective     and
                                 Management  Policies; Additional
                                 Information

5. Management of the Fund        Management    of    the    Fund;
                                 Distributor;          Additional
                                 Information; Annual Report

6.   Capital  Stock  and  Other  Investment     Objective     and
Securities                       Management  Policies; Dividends,
                                 Distributions     and     Taxes;
                                 Additional Information

7. Purchase of Securities Being  Purchase  of  Shares;  Valuation
Offered                          of    Shares;   Redemption    of
                                 Shares;    Exchange   Privilege;
                                 Minimum      Account       Size;
                                 Distributor;          Additional
                                 Information

8. Redemption or Repurchase      Purchase  of Shares;  Redemption
                                 of Shares; Exchange Privilege

9. Legal Proceedings             Not Applicable

Part B

Item No.                         Statement      Of     Additional
                                 Information Caption

10. Cover Page                   Cover Page

11. Table of Contents            Table of Contents

12. General Information          Distributor;          Additional
                                 Information

13.  Investment  Objective  and  Investment     Objective     and
Policies                         Management Policies

14. Management of the Fund       Management of the Fund

15.    Control   Persons    and  Management of the Fund
Principal Holders of Securities

16.   Investment  Advisory  and  Management    of    the    Fund;
Other Services                   Distributor

17. Brokerage Allocation         Investment     Objective     and
                                 Management             Policies;
                                 Distributor

18.  Capital  Stock  and  Other  Investment     Objective     and
Securities                       Management  Policies;   Purchase
                                 of    Shares;   Redemption    of
                                 Shares; Taxes

19.  Purchase,  Redemption  and  Purchase  of Shares;  Redemption
Pricing of Securities            of      Shares;     Distributor;
     Being Offered               Valuation  of  Shares;  Exchange
                                 Privilege

20. Tax Status                   Taxes

21. Underwriters                 Distributor

22.  Calculation of Performance  Performance Data
Data

23. Financial Statements         Financial Statements



SMITH BARNEY CALIFORNIA MUNICIPALS FUND INC.

PART  A

     Part A of the Registration Statement is incorporated by reference to Part A of Post-Effective Amendment No. 21 as filed with the SEC on April 27, 1995 under Accession Number 91155-95-
000021 ("Post-Effective Amendment No. 21.")

SMITH BARNEY CALIFORNIA MUNICIPALS FUND INC.

PART B

     Part B of the Registration Statement is incorporated by reference to Part B of Post-Effective Amendment No. 21

SMITH BARNEY CALIFORNIA MUNICIPALS FUND INC.

PART C

Item 24.       Financial Statements and Exhibits

(a)  Financial Statements

          Included in Part A:

Financial Highlights are incorporated by reference to Part A of Post-Effective Amendment No. 21.

          Included in Part B:

The Registrant's Annual Report for the fiscal year ended February 28, 1995 and the Report of Independent Accountants dated April 29, 1995 are incorporated by reference to the Definitive 30b2-1 filed on April 26, 1995 as Accession #0000091155-95-000009.

          Included in Part C:

Consent of Independent Accountants is incorporated by reference to Post-Effective Amendment No. 21.


(b)  Exhibits

All references are to the Registrant's Registration Statement  on
Form N-1A as filed with the Securities and Exchange Commission on
February  21,  1984.   File  Nos.  2-89548  and  811-3970    (the
"Registration Statement").

(1)(a)     Registrant's Articles of Incorporation dated  February
16,  1984  are  incorporated  by reference  to  the  Registration
Statement.

     (b) Articles of Amendment dated August 26, 1987, December 14, 1988, November 4, 1992 and July 30, 1993, respectively, to Articles of Incorporation are incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement ("Post-Effective Amendment No. 18").

     (c)    Articles of Amendment dated October 14, 1994      are
incorporated by reference to Post-Effective Amendment No. 21    .

     (d) Form of Articles of Amendment to the Articles of Incorporation are incorporated by reference to Post-Effective No.
21.

     (e)    Articles  Supplementary dated November  2,  1992,  to
Articles of Incorporation are incorporated by reference to Post-Effective Amendment No. 18.

     (f)    Form  of Articles Supplementary  to the  Articles  of
Incorporation  are  incorporated by reference  to  Post-Effective
Amendment No. 21.


   (2)(a)    Registrant's  By-Laws  dated  March  21,  1984   are
incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement ("Pre-Effective Amendment No. 1").

    (b)   Amendments to Registrant's By-Laws dated March 21, 1987
are  incorporated by reference to Post-Effective Amendment No.  5 to the Registration Statement ("Post-Effective Amendment No. 5").

     (c) Amendment to Registrant's By-Laws dated July 20, 1994 is filed herein.

(3)  Not Applicable.

(4) Registrant's form of stock certificate is incorporated by reference to Post-Effective Amendment No. 16 to the Registration
Statement  filed  on October 23, 1992 ("Post-Effective  Amendment
No. 16").

(5)(a) Investment Advisory Agreement between the Registrant and Greenwich Street Advisors dated July 30, 1993 is incorporated by reference to Post-Effective Amendment No. 18.

     (b)   Form of Transfer and Assumption of Investment Advisory
Agreement dated as of November 7, 1994 is incorporated by reference to Post-Effective Amendment No. 21.

(6)   Distribution  Agreement between the  Registrant  and  Smith
Barney Shearson Inc. dated July 30, 1993 is incorporated by reference to Post-Effective Amendment No. 18.

(7)  Not Applicable.

(8)   Form of Custodian Agreement between the Registrant and  PNC
Bank, National Association is filed herein.

(9)  (a)    Transfer Agency Agreement between the Registrant  and
The Shareholders Services Group, Inc. dated August 2, 1993 is incorporated by reference to Post-Effective Amendment No. 18.

     (b) Administration Agreement dated April 20, 1994 between the Registrant and Smith, Barney Advisers, Inc. ("SBA") is incorporated by reference to Post-Effective Amendment No. 21..

(10) Opinions of counsel as to the legality of securities are incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement filed on June 28, 1989 ("Post-
Effective Amendment No. 10") and Post-Effective No. 16.

(11)(a) Consent of Independent Accountants is incorporated by reference to Post-Effective Amendment No. 21.

        (b)   Consent  of  Morningstar  Mutual  Fund  Values   is
incorporated by reference to Post-Effective Amendment No. 16.

(12) Not Applicable.

(13) Not Applicable.

(14) Not Applicable.

(15) Amended Service and Distribution Plan pursuant to Rule 12b-1 between the Registrant and Smith Barney Inc. ("Smith Barney") is incorporated by reference to Post-Effective Amendment No. 21.

(16)   Performance   data  is  incorporated   by   reference   to
Post-Effective Amendment No. 10.

17. Financial Data Schedule is incorporated by reference to Post-Effective Amendment No. 21.

18. Form of Registrant's Rule 18f-3(d) Multiple Class Plan is filed herein.

Item  25.   Persons  Controlled by or Under Common  Control  with
Registrant

       None.

Item 26.  Number of Holders of Securities

          (1)                      (2)
                              Number of Record Holders
      Title of Class                by Class as of  February  22,
1996


     Common Stock                  Class A  - 8,384
     par value $.001 per           Class B  - 3,705
     share                         Class C  -    257
                              Class Y  -        0

Item 27.  Indemnification

      The response to this item is incorporated by reference to Post-Effective Amendment No. 16.


Item  28(a).     Business  and  Other Connections  of  Investment
Adviser



Investment Adviser - - Smith Barney Mutual Funds Management Inc., formerly known as Smith Barney Advisers, Inc. ("SBMFM")

SBMFM was incorporated in December 1968 under the laws of the State of Delaware. SBFMFM is a wholly owned subsidiary of Smith Barney Holdings Inc. (formerly known as Smith Barney Shearson Holdings Inc.), which in turn is a wholly owned subsidiary of Travelers Group Inc. (formerly known as Primerica Corporation) ("Travelers"). SBMFM is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act").

The list required by this Item 28 of officers and directors of SBMFM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of FORM ADV filed by SBMFM pursuant to the Advisers Act (SEC File No. 801-8314).

Prior to the close of business on November 7, 1994, Greenwich Street Advisors served as investment adviser. Greenwich Street Advisors, through its predecessors, had been in the investment counseling business since 1934 and was a division of Mutual Management Corp. ("MMC"). MMC was incorporated in 1978 and is a wholly owned subsidiary of Smith Barney Holdings Inc. (formerly known as Smith Barney Shearson Holdings Inc.) ("Holdings"), which is in turn a wholly owned subsidiary of Travelers. The list required by this Item 28 of officers and directors of MMC and Greenwich Street Advisors, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by MMC on behalf of Greenwich Street Advisors pursuant to the Advisers Act (SEC File No. 801-14437).







Item 29.       Principal Underwriters

      Smith Barney Inc. ("Smith Barney") currently acts as a distributor for Smith Barney Managed Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Managed Government Fund Inc., Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Principal Return Fund, Smith Barney Income Funds, Smith Barney Equity Funds, Smith Barney Investment Funds Inc., Smith Barney Natural Resources Fund Inc., Smith Barney Telecommunications Trust, Smith Barney Arizona Municipals Fund Inc., Smith Barney New Jersey Municipals Fund Inc., The USA High Yield Fund N.V., Smith Barney/Travelers Series Fund, Smith Barney Fundamental Value Fund Inc., Smith Barney Series Fund, Consulting Group Capital Markets Funds, Smith Barney Investment Trust, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Oregon Municipals Fund, Smith Barney
Funds, Inc., Smith Barney Muni Funds, Smith Barney World Funds, Inc., Smith Barney Money Funds, Inc., Smith Barney Municipal Money Market Fund, Inc., Smith Barney Variable Account Funds, Smith Barney U.S. Dollar Reserve Fund (Cayman), Worldwide Special Fund, N.V., Worldwide Securities Limited (Bermuda), Smith Barney International Fund (Luxembourg), Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Concert Series Inc. and various series of unit investment trusts.


      Smith Barney is a wholly owned subsidiary of Smith Barney Holdings Inc., which in turn is a wholly owned subsidiary of Travelers. On June 1, 1994, Smith Barney changed its name from Smith Barney Shearson Inc. to its current name. The information required by this Item 29 with respect to each director, officer and partner of Smith Barney is incorporated by reference to Schedule A of FORM BD filed by Smith Barney pursuant to the Securities Exchange Act of 1934 (SEC File No. 812-8510).

Item 30.  Location of Accountants and Records

(1)       Smith Barney California Municipals Fund Inc.
          388 Greenwich Street
          New York, New York 10013

(2)       Smith Barney Mutual Funds Management Inc.
          388 Greenwich Street
          New York, New York 10013

(3)       PNC Bank, National Association
          17th and Chestnut Streets
          Philadelphia, Pennsylvania  19103

(4)       First Data Investor Services Group, Inc.
          One Exchange Place
          Boston, Massachusetts 02109



Item 31.       Management Services

          Not Applicable.

Item 32.       Undertakings

          None.


485(b) Certification

     The Registrant hereby certifies that it meets all the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act or 1933, as amended.


                           SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, SMITH BARNEY CALIFORNIA MUNICIPALS FUND INC., has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of New York, and State of New York as of the 20th day of February, 1996.



                                   SMITH BARNEY CALIFORNIA
                                   MUNICIPALS FUND INC.

                                   /s/Heath B. McLendon
                                   Heath B. McLendon,  Chief
Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities as of the date indicated.



/s/Heath B. McLendon
Heath B. McLendon              Chairman of the Board
February 20, 1996
                         (Chief Executive Officer)

/s/Lewis E. Daidone
Lewis E. Daidone              Treasurer           February 20,
1996
                         (Chief Financial and
                          Accounting Officer)

/s/Herbert Barg
Herbert Barg                   Director           February 20,
1996


/s/Alfred Bianchetti
Alfred J. Bianchetti                Director           February
20, 1996


/s/Martin Brody
Martin Brody                   Director           February 20,
1996



/s/Dwight B. Crane
Dwight B. Crane                Director           February 20,
1996


/s/Burt N. Dorsett
Burt N. Dorsett                     Director           February
20, 1996


/s/Elliot S. Jaffe
Elliot S. Jaffe                     Director           February
20, 1996


/s/Stephen E. Kaufman
Stephen E. Kaufman             Director           February 20,
1996


/s/Joseph J. McCann
Joseph J. McCann               Director           February 20,
1996


/s/Cornelius C. Rose, Jr.
Cornelius C. Rose, Jr.              Director           February
20, 1996